CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss including noncontrolling interests	$ (90,959)	$ (220,968)	$ (185,080)
Other comprehensive loss, net of tax of nil:
Foreign currency translation loss arising during the year	(1,196)	(16,227)	(12,355)
Total comprehensive loss including noncontrolling interests	(92,155)	(237,195)	(197,435)
Comprehensive income/(loss) attributable to noncontrolling interests	55	(264)	(380)
Comprehensive loss attributable to shareholders of SPI Energy Co., Ltd.	$ (92,210)	$ (236,931)	$ (197,055)